Finance Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Expense

	UNITED STATES DOLLAR
	2017	2016	2015
		Restated[1]	Restated[1]
Interest expense – environmental rehabilitation	(12.1)	(10.7)	(11.7)
Unwinding of discount on silicosis settlement costs	(0.9)	—	—
Interest expense – borrowings	(91.2)	(82.5)	(87.8)
Borrowing costs capitalised	22.9	15.1	16.6

Total finance expense	(81.3)	(78.1)	(82.9)